General (Details)	Sep. 30, 2018	Dec. 31, 2017
Matrix [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership	49.18%	49.50%
Magic [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership	45.21%	47.12%
Sapiens [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership	48.16%	48.14%
Insync [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership	90.09%	90.09%
Michpal [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership	100.00%	100.00%
TSG [Member]
Disclosure Of Information About Investees [Line Items]
Percentage of ownership	50.00%	50.00%